Jet Gold Corp.

Response to SEC Staff Comments

The following table addresses the Staff’s comments as listed in the SEC Staff’s comment letter dated June 15, 2007 with regards to Jet’s Form 20-F Annual Report filed on May 30, 2007.

Comment Number	Page	Response

1		Based upon discussions with SEC Staff regarding Ross McDonald and his merger with Smythe Ratcliffe, the audit report for Ross McDonald has been revised to comply with the suggestions of Staff.

2	7	The reference to United States GAAS has been removed from the text and replaced with reference to the standards of the PCAOBUS.

3	32-33	The discussion of the Funk prospect has been updated.

4	Financial Statements Note 13 Page 39

Note 13 to the financial statements for the year ended August 31, 2006 includes discussions of each material variation in the accounting principles, practices and methods used in preparing the financial statements in Canadian GAAP from the principles, practices and methods generally accepted in the United States. We have followed Item 17(c)(2) of Form 20-F for our disclosure.

The discussion of differences between US and Canadian GAAP within the text has also been revised with the new discussion.

5	Note 13	Note 13 to the financial statements for the year ended August 31, 2006 has been revised to capitalizing acquisition costs as a tangible asset.

6	Note 13

Note 13 to the financial statements for the year ended August 31, 2006 has been revised to disclose a use of funds for investment activities for the years ended August 31, 2006 and 2005. No investments had been liquidated to generate any cash flows.

7		Page numbers have been added for the EDGAR filing.

8	website	The required disclaimer for US investors is being added to the website.

9	21, 23

Two maps for the Naskeena Coal project have been added to the document.

The Company has no suitable maps for the Atlin project. The Company does not consider the project to be one of its primary projects, has now written off the majority of the capitalized expenditures, and anticipates spending only minimal amounts for work on the project during the current fiscal year.

10	22-24, 32	Additional information regarding certain of the Company’s primary properties has been added to the text.

Sincerely,

/s/  Robert Card

Robert Card.

Chief Executive Officer